Accounts Receivable (Details) - Schedule of Accounts Receivable - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Schedule of Accounts Receivable [Abstract]
Accounts receivable, gross	$ 6,531,667	$ 6,303,689
Less: allowance for doubtful accounts	(46,722)	(33,184)
Accounts receivable, net	$ 6,484,945	$ 6,270,505